OPERATING LEASES (Narratives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASES
Operating lease costs	$ 1,614	$ 1,611	$ 1,223
Short term lease costs	390	976	270
Cash paid amounts included in measurement of operating lease liabilities	$ 1,570	$ 1,725	$ 735
Weighted average remaining lease term	2 years 6 months 25 days
Weighted average discount rate	3.91%
Minimum
OPERATING LEASES
Operating lease remaining lease term	1 year 3 months 29 days
Maximum
OPERATING LEASES
Operating lease remaining lease term	2 years 8 months 23 days